Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Calculation of Basic and Diluted Earnings Per Share [Abstract]
Net profit attributable to equity holders of the Company	$ 774,035	$ 793,275	$ 751,589
Basic earnings per share [Abstract]
Issued common shares (in shares)		506,820,170	503,388,593	370,244,325
Effect of share options exercised satisfied from treasury shares (in shares)	10,849,214	5,308,923	66,374
Effect of shares issued for acquisition of CTI (in shares)	0	0	83,736,555
Effect of new shares issued (in shares)	4,609,675	2,876,884	25,551,838
Effect of treasury shares purchased (in shares)	(12,181,501)	(6,430,681)	(1,708,209)
Weighted-average number of ordinary shares (in shares)	510,097,558	505,143,719	477,890,883
Basic earnings per share (in dollars per share)	$ 1.52	$ 1.57	$ 1.57
Diluted earnings per share [Abstract]
Weighted-average number of ordinary shares (in shares)	510,097,558	505,143,719	477,890,883
Effect of share options on issue (in shares)	5,010,957	3,544,217	11,185,991
Weighted-average number of ordinary shares (in shares)	515,108,515	508,687,936	489,076,874
Diluted earnings per share (in dollars per share)	$ 1.5	$ 1.56	$ 1.54